Right-Of-Use Assets and Lease Liability - Schedule of Maturities of Lease Liabilities (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
2022, remaining 6 months	$ 785
2023	1,513
2024	1,048
2025	169
Total lease payments	3,515
Less: imputed interest	270
Total lease obligation	3,245
Less lease obligation, current portion	1,434	$ 1,381
Lease obligation, non-current portion	$ 1,811	$ 2,511